INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES

NOTE 24. INCOME TAXES

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands )	2013	2014	2015
Taiwan operations	$(33,077)	$(13,158)	$(13,177)
Non-Taiwan operations	(1,605)	8,095	10,475

	$(34,682)	$(5,063)	$(2,702)

The components of income tax expense (benefit) from continuing operations by taxing jurisdiction are as follows:

( in US$ thousands )	2013	2014	2015
Taiwan:
Current	$(131)	$(74)	$(198)
Deferred	379	—	—

	$248	$(74)	$(198)

Non-Taiwan:
Current	$(187)	$1	$—
Deferred	—	—	(216)

	$(187)	$1	$(216)

Total current income tax benefit	$(318)	$(73)	$(198)

Total deferred income tax expense (benefit)	$379	$—	$(216)

Total income tax expense (benefit)	$61	$(73)	$(414)

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to continuing operations to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2013	2014	2015
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	(3.71%)	42.23%	183.28%
Tax-exempt income in foreign jurisdictions	3.12%	0.00%	2.71%
Non-deductible items - impairment charges on goodwill	(11.73%)	0.00%	0.00%
Non-deductible items - bad debts	0.00%	(5.16%)	(57.91%)
Other non-deductible expenses	0.00%	0.00%	(17.47%)
Changes in unrecognized tax benefits	(4.12%)	(3.15%)	6.84%
Adjustment for prior year payable	0.54%	1.81%	0.00%
Change in valuation allowance	(8.83%)	(52.97%)	(130.14%)
Other	0.70%	(5.16%)	4.17%

Effective rate	(0.18%)	1.45%	15.33%

The expense (benefit) for income taxes attributable to discontinued operations was $0 for each of the years ended December 31, 2013, 2014 and 2015, respectively.

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2014	2015
Net operating loss carryforwards	$5,895	$8,475
Prepaid licensing and royalty fees	369	1,035
Investments	—	814
Intangible assets and goodwill	509	282
Share-based compensation	242	271
Property, plant and equipment	6	91
Other	126	57

	7,147	11,025
Less: valuation allowance	(7,147)	(11,025)

Deferred tax assets - net	$—	$—

As of December 31, 2014, $0 of the net deferred tax assets were reported as current and included in other current assets on the balance sheet.

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2014	2015
Investment in affiliated companies, principally due to undistributed income	$1,928	$1,712

As of December 31, 2014, $1.9 million of deferred tax liabilities were reported as non-current deferred tax liabilities and included in other liabilities.

Our Company applied the amendments in the ASU No. 2015-17 prospectively, effective January 1, 2015, and classified all deferred tax assets and liabilities as noncurrent accordingly. Prior periods were not retrospectively adjusted.

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2013, 2014 and 2015 are as follows:

(in US$ thousands)	2013	2014	2015
Balance at beginning of year	$18,333	$4,754	$7,147
Subsequent utilization of valuation allowance	(7)	—	—
Additions to valuation allowance	3,063	2,682	4,185
Divestitures	(16,616)	—	—
Exchange differences	(19)	(289)	(307)

Balance at end of year	$4,754	$7,147	$11,025

Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations. The Statutory losses would be deducted from undistributed earnings tax and were not subject to expiration from Taiwan operations.

As of December 31, 2015, we had net operating loss carryforwards available to offset future income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	12,092	indefinite
Taiwan	27,167	2020~2025

	39,259

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2013, 2014 and 2015 are as follows:

(in US$ thousands)	2013	2014	2015
Balance at beginning of year	$4,202	$8,798	$8,287
Current year increase (decrease)	4,173	—	—
Increase (decrease) related to prior year tax positions	375	—	(185)
Settlement	—	—	(6,830)
Exchange differences	48	(511)	(69)

Balance at end of year	$8,798	$8,287	$1,203

As of December 31, 2013, 2014 and 2015, there were $8.8 million, $8.3 million and $1.2 million of unrecognized tax benefits that if recognized would affect the effective tax rate. As of December 31, 2013, 2014 and 2015, $6.7 million, $6.4 million and $0 million of the total unrecognized tax benefit were presented as a reduction of a deferred tax asset that, if recognized, would be offset by a valuation allowance.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2013, 2014 and 2015.

Our major tax paying components are all located in Taiwan. As of December 31, 2015, the income tax filings in Taiwan have been examined for the years through 2013, but we have filed appeals for the 2009, 2011, 2012 and 2013 tax filings.

In 2013, 2014 and 2015, our unrecognized tax benefits were related to amortization of goodwill and intangible assets resulting from the acquisition of FunTown in 2006. The income tax authority has made decisions on the amortization for our tax filings through 2013. We have filed appeals against the unfavorable parts of the decision regarding these amortization adjustments, pending further response from the tax authority.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. Taiwanese entities are customarily examined by the tax authorities and it is reasonably possible that a future examination may result in positive or negative adjustment to our unrecognized tax benefit within the next 12 months.